Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense was comprised of the following for the dates indicated below:

	Years Ended December 31,
	2017	2016	2015
Current:
Federal	$1,500,337	$1,022,082	$1,056,002
State	209,396	191,999	285,699
Total Current Tax Expense	1,709,733	1,214,081	1,341,701
Deferred:
Federal	736,390	696,638	722,699
State	(10,663)	9,761	2,699
Total Deferred Tax Expense	725,727	706,399	725,398
Total Income Tax Expense	$2,435,460	$1,920,480	$2,067,099

Income tax reconciliation
The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	Years Ended December 31,
	2017	2016	2015
Tax at Statutory Income Tax Rate	$2,840,292	$2,667,347	$2,782,229
State Tax and Other	44,764	153,236	101,834
Tax Exempt Interest	(730,477)	(732,087)	(684,708)
Life Insurance	(394,445)	(179,520)	(143,820)
Valuation Allowance	69,133	11,504	11,564
Impact of Federal Rate Change on Deferred Taxes	606,193	—	—
Total Income Tax Expense	$2,435,460	$1,920,480	$2,067,099

Deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are presented below. Net deferred tax assets were included in other assets at December 31, 2017 and 2016.

	December 31,
	2017	2016
Deferred Tax Assets:
Deferred Compensation	$434,881	$620,256
Provision for Loan Losses	1,769,574	2,873,574
Other Real Estate Owned	23,676	106,107
Net Fees Deferred for Financial Reporting	69,000	97,273
Net Operating Losses	312,412	243,279
Other	253,731	292,402
Total Gross Deferred Tax Assets	2,863,274	4,232,891
Less: Valuation Allowance	(312,412)	(243,279)
Net Deferred Tax Assets	2,550,862	3,989,612
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	71,621	114,577
Depreciation	345,462	386,940
Prepaid Expenses	26,605	44,103
Unrealized Gain on Securities Available for Sale	1,182,967	714,584
Total Gross Deferred Tax Liability	1,626,655	1,260,204
Net Deferred Tax Asset	$924,207	$2,729,408